2. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Basis Of Presentation And Summary Of Significant Accounting Policies Details 2
Net income	$ 10,166	$ 11,828	$ 23,549
Weighted average number of common shares outstanding – Basic	23,549,112	23,540,761	23,538,919
Stock options	$ 291,532	$ 265,433
Weighted average number of common shares outstanding – Diluted	23,840,644	23,806,194	23,762,378
Earnings per share
Basic	$ 0.43	$ 0.50	$ 1.00
Diluted	$ 0.43	$ 0.50	$ 0.99